ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
Accounts Receivable
ACCOUNTS RECEIVABLE

4.     ACCOUNTS RECEIVABLE

The Accounts receivable and allowance balances at December 31, 2021 and 2020 are as follows:

	2021	2020
Accounts receivable	$357,233	$125,105
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$357,233	$125,105

No allowance for doubtful accounts was made for the years ended December 31, 2021 and 2020.